Schedule I-Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Schedule I-Condensed Financial Information of the Parent Company
Schedule I-Condensed Financial Information of the Parent Company

VIPSHOP HOLDINGS LIMITED

Schedule I—Condensed Financial Information of the Parent Company

Statements of Income and Comprehensive Income

(All amounts in thousands)

	Year Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
				Note 2(z)
General and administrative expenses	(21,171)	(17,749)	(33,411)	(4,778)
Other operating income	47,529	13	119,970	17,155
Income (loss) from operations	26,358	(17,736)	86,559	12,377
Interest expense	—	—	(15,805)	(2,260)
Interest income	—	—	329	47
Exchange gain	—	—	3,340	478
Income before income tax expense and equity income of subsidiaries and VIEs	26,358	(17,736)	74,423	10,642
Equity income of subsidiaries and VIEs	8,090,266	7,757,671	7,204,058	1,030,169
Income tax expenses	—	—	(35,991)	(5,147)
Net income attributable to Vipshop Holdings Limited’s shareholders	8,116,624	7,739,935	7,242,490	1,035,664
Other comprehensive (loss) income:
Foreign currency translation, net of tax of nil	(11,085)	37,081	35,578	5,088
Share of equity adjustments for other comprehensive income (loss) of an equity method investee	23,124	(148,886)	(52,510)	(7,509)
Comprehensive income attributable to Vipshop Holdings Limited’s shareholders	8,128,663	7,628,130	7,225,558	1,033,243

VIPSHOP HOLDINGS LIMITED

Schedule I—Condensed Financial Information of the Parent Company

Balance Sheets

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
			Note 2(z)
ASSETS
Cash and cash equivalents	411	2,086	298
Other receivables and prepayments, net	3,423	3,142	449
Investment in subsidiaries and VIEs	52,490,094	58,995,811	8,436,289
Amounts due from subsidiaries and VIEs	908,747	874,822	125,098
Total assets	53,402,675	59,875,861	8,562,134
LIABILITIES
Accrued expenses and other current liabilities	771	69,728	9,971
Amounts due to subsidiaries	13,433,091	17,402,764	2,488,564
Short-term loans	—	1,398,620	200,000
Total liabilities	13,433,862	18,871,112	2,698,535
SHAREHOLDERS’ EQUITY
Class A ordinary shares (US$0.0001 par value, 483,489,642 shares authorized, and 100,640,510 and 94,482,014 shares issued, of which 86,982,144 and 80,208,937 shares were outstanding as of December 31, 2024 and 2025, respectively)	64	60	9
Class B ordinary shares (US$0.0001 par value, 16,510,358 shares authorized, and 15,560,358 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	11	11	2
Treasury shares, at cost (13,028,013 and 14,273,077 Class A shares as of December 31, 2024 and 2025, respectively)	(7,042,759)	(7,876,965)	(1,126,391)
Additional paid-in capital	4,912,703	1,495,853	213,904
Retained earnings	42,906,188	48,591,829	6,948,539
Accumulated other comprehensive loss	(807,394)	(1,206,039)	(172,464)
Total shareholders’ equity	39,968,813	41,004,749	5,863,599
Total liabilities and shareholders’ equity	53,402,675	59,875,861	8,562,134

VIPSHOP HOLDINGS LIMITED

Schedule I—Condensed Financial Information of the Parent Company

Statements of Cash Flows

(All amounts in thousands)

	Year Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
				Note 2(z)
Cash flow from operating activities:
Net income	8,116,624	7,739,935	7,242,490	1,035,664
Adjustments to reconcile net income to net cash by operating activities:
Equity income of subsidiaries and VIEs	(8,090,266)	(7,757,671)	(7,204,058)	(1,030,169)
Dividend received from subsidiaries and VIEs	—	1,681,107	1,768,685	252,919
Changes in operating assets and liabilities:
Other receivables and prepayments, net	(3,374)	(50)	281	40
Accrued expenses and other current liabilities	(3,634)	(372)	48,289	6,905
Net cash provided by operating activities	19,350	1,662,949	1,855,687	265,359
Cash flows from investing activities:
Changes in amounts due from/to subsidiaries	5,086,910	3,887,078	3,455,393	494,115
Net cash provided by investing activities	5,086,910	3,887,078	3,455,393	494,115
Cash flows from financing activities:
Repurchase of ordinary shares	(5,106,944)	(3,865,781)	(4,940,778)	(706,522)
Proceeds from bank borrowings	—	—	1,426,080	203,927
Dividend distribution to shareholders	—	(1,684,721)	(1,795,384)	(256,736)
Proceeds from issuance of ordinary shares upon exercise of share options	—	—	623	89
Net cash used in financing activities	(5,106,944)	(5,550,502)	(5,309,459)	(759,242)
Effect of exchange rate changes on cash and cash equivalents	(36)	(18)	54	7
Net (decrease) increase in cash and cash equivalents	(720)	(493)	1,675	239
Cash and cash equivalents at beginning of the year	1,624	904	411	59
Cash and cash equivalents at end of the year	904	411	2,086	298

VIPSHOP HOLDINGS LIMITED

NOTE TO SCHEDULE I

(All amounts in thousands, except for share or per share data)

Schedule I has been provided pursuant to the requirement of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year.

As of December 31, 2025, RMB16.65 billion of the restricted capital, reserves and net asset are not available for distribution or transfer respectively, and as such, the condensed financial information of Vipshop Holdings Limited (“Parent Company”) has been presented. Relevant PRC laws and regulations also restrict the subsidiaries in PRC, the VIEs and VIEs’ subsidiaries from transferring a portion of their net assets to the Parent Company in the form of loans and advances or cash dividends.

During the years ended December 31, 2023, 2024 and 2025, cash dividends amounted to nil, US$233.3 million and US$247.4 million were declared and paid by the Parent Company, respectively. On February 26, 2026, cash dividends amounted to US$3.10 per ordinary share, or US$0.62 per ADS were declared and expected to be paid in April, 2026.

As of December 31, 2025, there were no material contingencies, significant provisions of long-term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Parent Company, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.

Basis of preparation

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in its consolidated financial statements, except that the Parent Company has used the equity method to account for its investment in its subsidiaries, VIEs and VIEs’ subsidiaries. Accordingly, the condensed financial information presented herein represents the financial information of the Parent Company.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote discloses certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.